Earnings Per Common Share (Details 2) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Basic EPS
Net income attributable to DIRECTV	$ 718	$ 516	$ 701	$ 674	$ 618	$ 479	$ 543	$ 558	$ 2,609	$ 2,198	$ 942
Weighted average number of common shares outstanding									747	880	985
Effect of dilutive securities
Common stock options excluded (in shares)											16
Dilutive effect of stock options and restricted stock units (in shares)									5	6	7
Diluted EPS
Weighted average number of common shares outstanding									752	886	992
Class A common stock
Basic EPS
Net income attributable to DIRECTV									2,609	2,014	942
Weighted average number of common shares outstanding									747	870	982
Earnings per share attributable to DIRECTV (in dollars per share)	$ 1.02	$ 0.70	$ 0.92	$ 0.85	$ 0.75	$ 0.56	$ 0.42	$ 0.60	$ 3.49	$ 2.31	$ 0.96
Effect of dilutive securities
Dilutive effect of stock options and restricted stock units (in shares)									5	6	7
Dilutive effect of stock options and restricted stock units, per share amount (in dollars per share)									$ (0.02)	$ (0.01)	$ (0.01)
Diluted EPS
Adjusted net income attributable to DIRECTV									2,609	2,014	942
Weighted average number of common shares outstanding									752	876	989
Earnings per share attributable to DIRECTV (in dollars per share)	$ 1.02	$ 0.70	$ 0.91	$ 0.85	$ 0.74	$ 0.55	$ 0.42	$ 0.59	$ 3.47	$ 2.30	$ 0.95
Class B common stock
Basic EPS
Net income attributable to DIRECTV										$ 184
Weighted average number of common shares outstanding										22	22
Diluted EPS
Weighted average number of common shares outstanding										22	22
Basic and diluted EPS
Basic and diluted earnings (loss) attributable to DIRECTV Class B common stockholders per common share, for the period of November 19, 2009 through June 16, 2010, including $160 million exchange inducement value for the Malone Transaction in 2010: (in dollars per share)							$ 7.84	$ 0.60		$ 8.44	$ (0.02)